Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax	£ 1,086	£ 971	£ 1,541
Movement in fair value reserve (debt instruments):
- Change in fair value	49	(20)	89
- Income statement transfers	(33)	5	(105)
- Taxation	(5)	4	5
Other comprehensive income, fair value reserve (debt instruments)	11	(11)	(11)
Cash flow hedges:
- Effective portion of changes in fair value	197	(457)	(169)
- Income statement transfers	536	500	1,248
- Taxation	(204)	(12)	(299)
Other comprehensive income, cash flow hedges, total	529	31	780
Cost of hedging:
- Cost of hedging (losses)	(22)	0	0
- Income statement transfers	1	0	0
- Taxation	1	0	0
Other comprehensive income, cost of hedging, total	(20)	0	0
Currency translation on foreign operations	(1)	0	0
Net other comprehensive income that may be reclassified to profit or loss subsequently	519	20	769
Pension remeasurement:
- Change in fair value	(100)	(402)	(598)
- Taxation	28	113	167
Pension remeasurement, total	(72)	(289)	(431)
Own credit adjustment:
- Change in fair value	(1)	(17)	(15)
- Taxation	0	5	4
Own credit adjustment, total	(1)	(12)	(11)
Net other comprehensive (expense) that will not be reclassified to profit or loss subsequently	(73)	(301)	(442)
Total other comprehensive income/(expense) net of tax	446	(281)	327
Total comprehensive (expense)/income	£ 1,532	£ 690	£ 1,868